FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Sep. 30, 2013
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The Group's financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments as of the following dates:

	December 31, 2012 (Audited)
	Fair value measurements using input type
	Level 2	Level 3	Total

Financial assets related to foreign currency derivative hedging contracts	$1,303	$-	$1,303

Financial Liabilities:
Foreign currency derivative contracts	$(362)	$-	$(362)
Contingent consideration related to NSC's former shareholders	-	(115)	(115)

Total Financial liability	$(362)	$(115)	$(477)

	September 30, 2013 (unaudited)
	Fair value measurements using input type
	Level 2	Level 3	Total

Financial assets related to foreign currency derivative hedging contracts	$855	$-	$855

Financial Liabilities:
Foreign currency derivative contracts	$(386)	$-	$(386)
Contingent consideration related to Mailvision	-	(662)	(662)

Total Financial liability	$(386)	$(662)	$(1,048)

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Fair value measurements using significant unobservable inputs (Level 3):

Balance at January 1, 2013	$(115)
Liabilities incurred in relation to the APA with Mailvision	(808)
Repayment of NSC's contingent consideration	120
Adjustment due to time change value	141

Balance at September 30, 2013	$(662)